STOCKHOLDERS EQUITY (Tables)	6 Months Ended
Jan. 31, 2024
Equity [Abstract]
Schedule of capital stock authorized

		January 31, 2024
Class	Shares Authorized	Shares Outstanding
Common Stock, $.0001 par value	100,000,000	14,781,803
Series A Preferred Stock, $.0001 par value	80,000	–
Undesignated Preferred Stock, $.0001 par value	20,000,000	–